INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Amortization	$ 342,302	$ 244,473
Goodwill		$ 187,000
Impairment of Intangible Assets, Finite-lived	1,344,242
IPG Acquisition [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Goodwill	$ 187,000